Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				9 Months Ended	12 Months Ended
	May 17, 2017	Mar. 31, 2017	Aug. 31, 2016	Jun. 30, 2016	Jul. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	May 16, 2017	Dec. 31, 2015
Organization [Line Items]
Common stock issued						12,335,519
Proceeds from issuance of common stock						$ 32,580
Underwriting discounts, commissions and offering costs							$ 136
Net book value							$ 23,350		$ 20,146
Cash proceeds from exercise of warrants						$ 29,263
Warrants to purchase common stock						1,524,573
Warrants maturity period				10 years
Warrant exercise price				$ 8.0833
Bridge Loan [Member]
Organization [Line Items]
Accrued interest	$ 45
Warrants to purchase common stock	313,440							240,000
Fully diluted shares outstanding percentage	1.50%
Shares converted to common stock	590,717
Series B Redeemable Convertible Preferred Stock [Member]
Organization [Line Items]
Common stock issued					3,092,781
Common stock price per share					$ 4.85		$ 4.85
Liquidation preference value	$ 18,668
Net book value	$ 18,463						$ 17,897		16,459
Shares converted to common stock	2,309,135					2,309,135
Series A Redeemable Convertible Preferred Stock [Member]
Organization [Line Items]
Common stock issued					3,000,000
Common stock price per share							$ 1.76
Liquidation preference value	$ 8,598
Net book value	$ 6,272						$ 5,453		$ 3,020
Shares converted to common stock	2,922,798					2,922,798
Initial Public Offering [Member]
Organization [Line Items]
Common stock issued	2,500,000					2,500,000
Common stock price per share	$ 15.00
Proceeds from issuance of common stock	$ 32,580
Underwriting discounts, commissions and offering costs	$ 4,920
Warrants to purchase common stock	809,400	809,400
Warrants maturity period	5 years	5 years
Warrant exercise price	$ 13.4237	$ 13.6088
Convertible Notes Payable [Member] | Initial Public Offering [Member]
Organization [Line Items]
Warrants to purchase common stock	154,311	154,311
Maximum [Member] | Initial Public Offering [Member]
Organization [Line Items]
Warrants to purchase common stock	51,437	51,437
Acacia [Member] | Bridge Loan [Member]
Organization [Line Items]
Common stock issued	90,000
Debt instrument principal balance	$ 8,000
Borrowing under line of credit	$ 4,000
Warrants to purchase common stock	120,000
Fully diluted shares outstanding percentage	0.75%
Warrants maturity period	10 years
Acacia [Member] | Initial Public Offering [Member]
Organization [Line Items]
Warrants to purchase common stock	809,400
Warrants maturity period	5 years
Warrant exercise price	$ 13.6088
Acacia [Member] | Convertible Notes Payable [Member]
Organization [Line Items]
Shares converted to common stock	1,523,746		1,523,746			1,523,746
Debt instrument principal balance	$ 20,000		$ 20,000
Accrued interest	$ 737
Warrants maturity period			5 years
Warrant exercise price			$ 13.6088
Acacia [Member] | Primary Warrant [Member]
Organization [Line Items]
Issuance of stock due to warrants exercise	2,150,335	2,150,335				2,150,335
Cash proceeds from exercise of warrants	$ 29,263	$ 29,263
Warrants maturity period						5 years
Acacia [Member] | Maximum [Member] | Bridge Loan [Member]
Organization [Line Items]
Warrant exercise price	$ 13.6088
Acacia [Member] | Maximum [Member] | Convertible Notes Payable [Member]
Organization [Line Items]
Warrant exercise price						$ 13.6088
Acacia [Member] | Maximum [Member] | Primary Warrant [Member]
Organization [Line Items]
Warrant exercise price		$ 13.7323				$ 13.7333